Schedule of Investments
September 30, 2023 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 32.9%

Communication Services - 2.9%
ALPHABET INC - CLASS A (1)	839	109,792
ALPHABET INC - CLASS C (1)	13,480	1,777,338
CHARTER COMMUNICATIONS INC CL A (1)	368	161,854
COMCAST CORP NEW CL A	4,843	214,739
LIBERTY BROADBAND CORPORATION (C) (1)	1,177	107,484
META PLATFORMS INC (1)	2,110	633,443
TELEPHONE & DATA SYS INC DEL NEW	1,355	24,810
T-MOBILE US INC	9,725	1,361,986
TRADE DESK, INC. (THE) (1)	1,642	128,322

		4,519,768

Consumer Discretionary - 5.2%
AMAZON.COM INC (1)	6,334	805,178
AUTOZONE INC (NEV) (1)	29	73,660
BEST BUY CO INC	1,502	104,344
BORG WARNER INC	1,919	77,470
BURLINGTON STORES INC (1)	137	18,536
CAVCO INDUSTIRES INC (1)	9	2,391
DR HORTON INC	6,542	703,069
FRONTDOOR INC (1)	58	1,774
GARMIN LIMITED	17,771	1,869,509
HELEN OF TROY LTD (1)	1,201	139,989
HOME DEPOT INC	266	80,375
LA Z BOY INC	1,215	37,519
LEGGETT & PLATT INC	9,166	232,908
LENNAR CORP	7,207	808,842
LOWES COMPANIES INC	1,485	308,642
M/I HOMES INC (1)	607	51,012
MOHAWK INDS INC (1)	4,439	380,911
NVR INC (1)	13	77,523
O'REILLY AUTOMOTIVE INC (1)	190	172,683
PULTEGROUP INC	3,671	271,838
ROSS STORES INC	1,744	196,985
SKYLINE CHAMPION CORPORATION (1)	1,278	81,434
TEMPUR SEALY INTERNATIONAL INC	4,657	201,834
TJX COMPANIES INC	5,064	450,088
TOLL BROS INC	3,286	243,033
Town Sports International (1)(4)	961	0
WAYFAIR INC (1)	190	11,508
WHIRLPOOL CORP	4,711	629,861

		8,032,916

Consumer Staples - 1.0%
KROGER CO	159	7,115
WALMART INC	9,920	1,586,506

		1,593,621

Energy - 3.2%
Berry Corporation (bry)	301	2,468
CALLON PETROLEUM CO (1)	43	1,682
CHENIERE ENERGY INC	378	62,733
CHEVRON CORP	9,568	1,613,356
CHORD ENERGY CORPORATION	13	2,107
CIVITAS RESOURCES INC	1,256	101,573
COMSTOCK RESOURCES INC	114	1,257
CONOCOPHILLIPS	2,192	262,602
COTERRA ENERGY INC	54	1,461
DEVON ENERGY CORP	61	2,910
DIAMONDBACK ENERGY, INC	3,993	618,436
DT MIDSTREAM INC	42	2,223
EOG RESOURCES INC	1,606	203,577
EXXON MOBIL CORP	7,467	877,970
HF SINCLAIR CORPORATION	123	7,002
INTERNATIONAL SEAWAYS INC	33	1,485
MAGNOLIA OIL & GAS CORPORATION	67	1,535
MARATHON OIL CORP	67	1,792
MURPHY OIL CORP	54	2,449
NOBLE CORPORATION PLC	305	15,448
ONEOK INC NEW	2,423	153,691
OVINTIV INC	898	42,718
PBF ENERGY INC	55	2,944
PEABODY ENERGY CORP	56	1,455
PHILLIPS 66	1,508	181,186
PIONEER NATURAL RESOURCES	2,680	615,194
SANDRIDGE ENERGY INC NEW	69	1,081
SCORPIO TANKERS INC	337	18,238
SM ENERGY CO	52	2,062
TARGA RESOURCES CORP	271	23,230
TEEKAY CORPORATION (1)	502	3,097
VALARIS LIMITED (1)	261	19,570
VALERO ENERGY CORP	843	119,462
VITAL ENERGY INC (1)	30	1,663
Westmoreland Coal Co (1)(4)	773	0
WILLIAMS COS INC	973	32,780

		5,002,437

Financials - 4.2%
AMERICAN EQ INVT LIFE HLDG CO	81	4,345
Berkshire Hathaway Class B (1)	8,849	3,099,805
CHUBB LIMITED	368	76,610
FIRST AMERICAN FINANCIAL CORP	246	13,897
FISERV INC (1)	611	69,019
MARSH & MCLENNAN COS INC	5,172	984,232
MASTERCARD INCORPORATED	5,483	2,170,775
MEDLEY MANAGEMENT INC (1)	27	0
NMI HOLDINGS INC (A) (1)	209	5,662
OLD REPUBLIC INTERNATIONAL CORPORATION	118	3,179
PROGRESSIVE CORP OH	480	66,864
RAIT Financial Trust (1)(4)	751	0
STEWART INFORMATION SVCS CRP	1,904	83,395

		6,577,783

Healthcare - 2.7%
APOGEE THERAPEUTICS INC (1)	467	9,947
CARDINAL HEALTH INC	276	23,962
CENTENE CORPORATION (1)	3,254	224,136
CHEMED CORPORATION	2	1,039
CVS HEALTH CORP	1,319	92,093
ELEVANCE HEALTH INC	339	147,607
ELI LILLY & CO	1,332	715,457
HUMANA INC	313	152,281
JOHNSON AND JOHNSON	9,379	1,460,779
MCKESSON CORP	298	129,585
MERCK & CO INC	34	3,500
MOLINA HEALTHCARE INC (1)	109	35,740
ORGANON & CO	48	833
PFIZER INC	3,577	118,649
QUEST DIAGNOSTICS INC	733	89,323
THE CIGNA GROUP	323	92,401
UNITEDHEALTH GROUP INC (DEL)	971	489,568
VIATRIS INC.	3,418	33,701
ZOETIS INC	2,527	439,647

		4,260,248

Industrials - 4.9%
3M COMPANY	461	43,159
A. O. SMITH CORP	811	53,631
ADVANCED DRAINAGE SYSTEMS INC	496	56,460
AECOM	2,307	191,573
AGCO CORP	1,792	211,958
AIR LEASE CORP	2,757	108,653
ALASKA AIR GROUP INC (1)	3,152	116,876
ALLEGIANT TRAVEL COMPANY	279	21,444
ALLEGION PLC	1,971	205,378
AMERESCO INC (1)	728	28,072
APPLIED INDUSTRIAL TECH INC	46	7,112
ARGAN INC	41	1,866
ARMSTRONG WORLD INDS INC	1,277	91,944
BLUELINX HOLDINGS INC (1)	77	6,321
BOISE CASCADE COMPANY	147	15,147
BUILDERS FIRSTSOURCE INC (1)	1,870	232,796
CARLISLE COMPANIES	413	107,074
CARRIER GLOBAL CORP	714	39,413
COPART INC (1)	19,014	819,313
CRANE COMPANY	12	1,066
DELTA AIR LINES INC. (NEW)	967	35,779
DOVER CORP	4,591	640,490
EMCOR GROUP INC	1,027	216,071
FASTENAL CO	12,257	669,722
FERGUSON PLC	2,316	380,913
FTAI AVIATION INC.	1,325	47,104
GENCO SHIPPING & TRADING LTD	138	1,931
GRACO INC	4,356	317,465
GRAINGER W W INC	516	356,989
HONEYWELL INTERNATIONAL INC	292	53,944
JOHNSON CONTROLS INTERNATIONAL PLC	2,061	109,666
KIRBY CORPORATION (1)	6,398	529,754
MASCO CORP	271	14,485
MATSON INC	1,207	107,085
MSC INDUSTRIAL DIRECT CO INC	3,787	371,694
OWENS CORNING INC	1,793	244,583
PACCAR INC	2,325	197,672
QUANTA SERVICES INC	961	179,774
RYDER SYS INC	25	2,674
SOUTHWEST AIRLINES CO	111	3,005
STARTEK INC (1)	631	2,051
TEREX CORP NEW	212	12,215
TRANE TECHNOLOGIES PLC	1,395	283,059
UFP Industries, Inc.	41	4,198
UNITED AIRLINES HOLDINGS INC (1)	2,933	124,066
UNITED RENTALS INC	2	889
VALMONT INDS INC	13	3,123
VERITIV CORP	600	101,340
WATSCO INC	79	29,840
XOMETRY INC (1)	404	6,860
ZURN ELKAY WATER SOLUTIONS CORP	2,668	74,757

		7,482,454

Information Technology - 8.3%
ADVANCED MICRO DEVICES INC (1)		2,579	265,173
ANALOG DEVICES INC		5,361	938,657
APPLE INC		14,294	2,447,276
APPLIED MATERIALS INC		2,191	303,344
BROADCOM INC		992	823,935
CIRRUS LOGIC INC (1)		1,227	90,749
CRANE NXT CO		12	667
ENPHASE ENERGY INC (1)		2,038	244,866
ENTEGRIS INCORPORATED		18	1,690
FIRST SOLAR INC (1)		972	157,065
GLOBALFOUNDRIES INC. (1)		18	1,047
IMPINJ INC (1)		113	6,218
INTEL CORP		7,923	281,663
KLA Corporation		133	61,002
LAM RESEARCH CORP		417	261,363
MARVELL TECHNOLOGY INC.		267	14,453
MICROCHIP TECH INC		4,378	341,703
MICRON TECH INC		2,843	193,409
MICROSOFT CORP		4,386	1,384,881
MKS INSTRUMENTS INC		612	52,962
NVIDIA CORP		3,998	1,739,090
ON SEMICONDUCTOR CORP (1)		2,236	207,836
QORVO INC (1)		1,760	168,027
QUALCOMM INC		4,780	530,867
SKYWORKS SOLUTIONS INC		5,575	549,639
TERADYNE INC		2,467	247,835
TEXAS INSTRUMENTS INC		9,068	1,441,903
WOLFSPEED INC (1)		738	28,118

			12,785,438

Materials - 0.4%
ARCH RESOURCES INC		11	1,877
BERRY GLOBAL GROUP INC		34	2,105
MARTIN MARIETTA MATL INC		334	137,100
PACKAGING CORP OF AMERICA		143	21,958
SCHNITZER STEEL INDUSTRIES INC		157	4,372
SUNCOKE ENERGY INC		184	1,868
SYLVAMO CORPORATION		48	2,109
VULCAN MATERIALS CO		2,154	435,151
WARRIOR MET COAL INC		39	1,992

			608,532

Real Estate Investment Trust - 0.0%
CORENERGY INFRASTRUCTURE TRUST INC REIT		2,011	1,609
Spirit MTA REIT Liquidating Trust (1)(4)		1,024	0

			1,609

Utilities - 0.1%
BROOKFIELD INFRASTRUCTURE CORP		2,628	92,874
MDU RESOURCES GROUP INC		2,341	45,837

			138,711

Total Common Stocks (United States)	(Cost	$45,029,800)	51,003,517

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		252	6,655

Total Preferred Stock (United States)	(Cost	$6,299)	6,655

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		48	294
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		15	221
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		26	713
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		13	231

Total Warrants (United States)	(Cost	$941)	1,459

Registered Investment Companies - 30.0%

U.S. Fixed Income - 27.3%
Baird Core Plus Bond Fund - Class I		243,274	2,335,426
BBH Limited Duration Fund - Class I		115,220	1,164,876
Diamond Hill Short Duration Securitized Bond Fund - Class Y		432,731	4,136,909
DoubleLine Total Return Bond Fund - Class I		313,028	2,632,567
Frost Total Return Bond Fund - Class I		177,279	1,632,742
iShares Core 1-5 Year USD Bond ETF (5)		18,604	862,854
iShares Core U.S. Aggregate Bond ETF (5)		7,398	695,708
PGIM Short-Term Corporate Bond Fund - Class R6		392,221	3,992,806
Pioneer Bond Fund - Class K		247	1,947
Segall Bryant & Hamill Plus Bond Fund - Class I		316,859	2,794,701
SPDR Bloomberg High Yield Bond ETF (5)		175,490	15,864,297
Xtrackers USD High Yield Corporate Bond ETF (5)		183,270	6,212,853

			42,327,686

International Fixed Income - 2.7%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		51,174	4,222,878

			4,222,878

Total Registered Investment Companies	(Cost	$47,941,487)	46,550,564

Money Market Registered Investment Companies - 36.7%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		56,954,228	56,959,924

Total Money Market Registered Investment Companies	(Cost	$56,935,131)	56,959,924

Total Investments - 99.6%	(Cost	$149,913,658)	154,522,119

Other Assets less Liabilities - 0.4%			678,043

Total Net Assets - 100.0%			155,200,162

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		689	8,144
Meeder Dynamic Allocation Fund - Retail Class		1,670	20,508
Meeder Muirfield Fund - Retail Class		2,265	19,411
Meeder Conservative Allocation Fund - Retail Class		218	4,545

Total Trustee Deferred Compensation	(Cost	$52,240)	52,608

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(13)	12/15/2023	(3,276,520)	46,144
Mini MSCI EAFE Index Futures	104	12/15/2023	10,615,800	(342,931)
Mini MSCI Emerging Markets Index Futures	49	12/15/2023	2,340,975	(78,968)
Russell 2000 Mini Index Futures	63	12/15/2023	5,665,590	(239,957)
Standard & Poors 500 Mini Futures	18	12/15/2023	3,892,950	(70,937)

Total Futures Contracts	221		19,238,795	(686,649)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$154,522,119	$(686,649)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$154,522,119	$(686,649)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.